REVENUES	12 Months Ended
Dec. 31, 2020
REVENUES
REVENUES

NOTE 16 – REVENUES

The Company operates in one business sector.

The following is a breakdown of revenues according to product groups:

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
WatchPAT and other related services	$38,797	$28,988	$22,384
EndoPAT and other related services	2,237	2,270	1,805
	$41,034	$31,258	$24,189

The following is a breakdown of revenues on the basis of geographical regions (based on the geographical location of the customer):

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
United States and Canada	$32,224	$22,960	$17,582
Japan	3,898	3,489	3,374
Europe	4,120	3,383	1,885
Asia Pacific (excluding Japan)	310	912	849
Israel	346	274	281
Others	136	240	218
	$41,034	$31,258	$24,189

The majority of the Company’s long-lived assets are in Israel.

Revenue from major customers

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Customer A	$4,571	$7,002	$4,571
Customer B	3,826	3,443	3,229
Customer C	5,416	2,048	2,870
	$13,813	$12,493	$10,670